Revenue	3 Months Ended
Mar. 31, 2024
Revenue
Revenue
12.	Revenue
(a)	Disaggregation of revenue

	For the three months ended March 31,
	2023	2024
	RMB	RMB
Upfront franchise fees	10,693	14,901
Continuing franchise fees	278,429	388,987
Sales of hotel supplies and other products	140,679	396,543
Other transactions with the franchisees	16,997	35,680
Manachised hotels	446,798	836,111
Room	173,754	154,762
Food and beverage	12,263	11,996
Others	1,293	1,291
Leased hotels	187,310	168,049
Retail	112,933	416,591
Others	26,895	47,542
Total	773,936	1,468,293

No geographical information is presented as the operations, customers and long-lived assets of the Group are all located in the PRC.

(b)	Contract balances
i)	The following table provides information about accounts receivable from contracts with customers:

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
Accounts receivable	194,399	195,525
Less: allowance for doubtful accounts	(32,298)	(30,972)
Accounts receivable, net	162,101	164,553

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
At the beginning of the year/period	19,468	32,298
Cumulative effect of the adoption of ASU 2016-13	1,371	—
Allowance made during the year/period	11,935	667
Write off during the year/period	(476)	(1,993)
At the end of the year/period	32,298	30,972

ii)	The following table provides information about contracts assets:

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
Current	5,184	5,267
Non-current	54,446	52,949
Subtotal	59,630	58,216
Less: allowance for doubtful accounts	(28,819)	(28,819)
Total contract assets	30,811	29,397

Changes in the allowance for doubtful accounts is as follows:

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
At the beginning of the year/period	—	28,819
Allowance made during the year/period	28,819	—
At the end of the year/period	28,819	28,819

iii)	The following table provides information about deferred revenue from contracts with customers:

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
Current	406,066	381,768
Non-current	369,455	400,041
Contract liabilities	775,521	781,809

The deferred revenue balances above as of December 31, 2023 and March 31, 2024 were comprised of the following:

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
Upfront franchise fees	420,421	453,555
Advances from sales of hotel supplies and other products	238,739	213,682
Loyalty program	44,787	44,155
Others	71,574	70,417
Deferred revenue	775,521	781,809

The Company recognized revenues of RMB64,502 and RMB181,955 during the three months ended March 31, 2023 and 2024, which were included in deferred revenue balance at the beginning of each period.

(c)	Revenue allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2023 and March 31, 2024, the Group had RMB420,421 and RMB453,555 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods over 1 to 20 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.

(d)	Contract costs

Contract costs capitalized as of December 31, 2023 and March 31, 2024 relate to the incremental sales commissions paid to the Group’s sales personnel whose selling activities resulted in customers entering into franchise and management agreements with the Group. Contract costs are recognized as part of selling and marketing expenses in the consolidated statements of comprehensive income in the period in which revenue from the franchise fees is recognized. The amount of capitalized costs recognized in the unaudited condensed consolidated statements of comprehensive income for the three months ended March 31, 2023 and 2024 were RMB2,322 and RMB3,125, respectively.